Income Tax Benefit and Effective Tax Rates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Schedule Of Income Taxes [Line Items]
Loss before income taxes	$ (56)	$ (62)	$ (154)	$ (195)	$ 150	$ 132	$ 344
Income tax benefit	$ 20	$ 28	$ 58	$ 94	$ 1	$ 35	$ (40)
Effective tax rate	(35.70%)	(45.20%)	(37.70%)	(48.20%)	(0.70%)	(26.50%)	11.60%